Share Based Payments - Additional Information (Details) $ / shares in Units, $ in Thousands				12 Months Ended
		Apr. 15, 2021 shares $ / shares	Jan. 15, 2021 shares DIRECTOR	Dec. 31, 2021 USD ($) yr shares $ / shares	Dec. 31, 2020 USD ($) shares yr $ / shares	Dec. 31, 2019 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of share option (years) | yr				10
Number of share options, forfeited | shares				92,112	44,221
Stock split description				On February 1, 2021 the Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis.
Description of merger subdivision conversion				In connection with the merger, in order to achieve an exchange ratio of one LMDX common share for each CAH share, the Company effected a subdivision, immediately prior to the merger, of all issued, and authorized but unissued, LMDX ordinary shares and LMDX common shares at a ratio of 1.60806264:1.
Number of founder directors | DIRECTOR			3
Number of options, granted | shares				26,557,293	3,073,940
Number of options, exercised | shares				104,200	15,920
Weighted-average exercise price, exercised				$ 1	$ 2.56
Weighted average contractual life				6 years 7 months 17 days	6 years 5 months 19 days
Employee based Share Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options, forfeited | shares				6,773,837
Founder Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period		two year
Number of options, granted | shares		2,819,577	5,235,851
Exercise price		$ 17.05
Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period				1
Expected life of share option (years) | yr	[1]				2
Exercise price	[1]				$ 1,793
Exercise price, options outstanding				$ 0.2	$ 0.2
Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period				4 years
Expected life of share option (years) | yr	[1]				2.5
Exercise price	[1]				$ 3,861
Exercise price, options outstanding				$ 17.05	$ 10.91
Research and Development Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share based compensation expense | $				$ 2,406	$ 1,890	$ 2,523
Selling, Marketing and Administrative Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share based compensation expense | $				$ 31,503	$ 1,301	$ 1,447

[1]	Amounts not adjusted for 2021 share splits